EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
26.	EARNINGS PER SHARE

The Company’s contingently redeemable convertible preferred shares are participating securities because preferred shareholders are entitled to liquidation preference first and then share pro rata with the ordinary shareholders in any remaining liquidation proceeds. The conversion ratio between preferred shares and ordinary shares is 1:1.

Under the two-class method, net income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings on the basis of the total weighted-average shares outstanding during the period.

Basic and diluted earnings (loss) per share for each of the years presented is calculated as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
	(in thousands, except for share and per share data)
Numerator:
Net income	74,967	99,707	120,486	19,145
Accretion of contingently redeemable convertible preferred shares:
—Series A	(10,739)	(7,572)	—	—
—Series B	(73,180)	(54,988)	—	—
—Series B-1	(2,736)	(2,844)	—	—
Earnings allocated to participating preferred shareholders	—	(7,582)	—	—
Net loss attributable to non-controlling interest	—	—	591	94

Net income (loss) attributable to ordinary shareholders:	(11,688)	26,721	121,077	19,239

Denominator:
Number of ordinary shares outstanding, opening	57,714,400	57,714,400	136,821,600	136,821,600
Weighted-average number of ordinary shares issued	—	30,693,657	2,264,502	2,264,502

Weighted-average number of ordinary shares outstanding—basic	57,714,400	88,408,057	139,086,102	139,086,102
Dilutive effect of share options	—	11,938,555	14,395,834	14,395,834

Weighted-average number of ordinary shares outstanding—diluted	57,714,400	100,346,612	153,481,936	153,481,936

Earnings (loss) per ordinary share:
—basic	(0.20)	0.30	0.87	0.14

—diluted	(0.20)	0.27	0.79	0.12

The effects of share options and Series A, Series B and Series B-1 Contingently Redeemable Convertible Preferred Shares have been excluded from the computation of diluted loss per ordinary share for the years ended December 31, 2009 and 2010 as they are anti-dilutive. Series A, Series B and Series B-1 Contingently Redeemable Convertible Preferred Shares have all been converted to ordinary shares in 2010. They have no effects in the computation of diluted earnings per ordinary share from 2010.